Property, Equipment And Software	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Equipment and Software
5. PROPERTY, EQUIPMENT AND SOFTWARE
Property, equipment and software consist of the following:

	As of December 31,	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Cost
Laboratory equipment	20,796	24,265	3,486
Leasehold improvement	10,271	11,856	1,703
Software	3,632	10,220	1,468
Office furniture and equipment	1,350	1,526	219

Total property, equipment and software	36,049	47,867	6,876

Less: accumulated depreciation and amortization	(8,390)	(18,221)	(2,618)

Net book value	27,659	29,646	4,258
Construction in process	—	423	61

Total net book value of property, equipment and software	27,659	30,069	4,319

The total amounts charged to the consolidated statements of comprehensive loss for depreciation and amortization expenses amounted to approximately
 RMB1.6 million,
RMB6.7 million and RMB9.8 million for the years ended December 31,
2017,
2018 and 2019, respectively.